SEGMENT INFORMATION - Schedule of Net Income or Loss and Total Assets (Details) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended	11 Months Ended
	Mar. 31, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025
Schedule Of Net Income Or Loss And Total Assets Abstract
Cash		$ 201,861				$ 201,861	$ 560,813
Cash and marketable securities held in the Trust Account		209,286,528				209,286,528	205,642,100
Total assets		209,612,581				209,612,581	206,334,054
Operating loss		(898,773)		$ (76,432)	$ (138,248)	(1,597,657)	(1,882,975)
Income earned on cash and marketable securities held in the Trust Account		1,836,231		321,137	321,137	3,644,428	4,392,100
Net income	$ (61,786)	$ 940,441	$ 1,114,164	$ 245,414	$ 183,628	$ 2,054,605	$ 2,531,400